Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	47
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$98,709,662.92	0.5282829	$89,704,963.72	0.4800908	$9,004,699.20
Total Securities	$98,709,662.92	0.1027316	$89,704,963.72	0.0933600	$9,004,699.20

Weighted Avg. Coupon (WAC)	5.49%		5.50%
Weighted Avg. Remaining Maturity (WARM)	19.25		18.48
Pool Receivables Balance	$114,640,543.28		$104,419,418.66
Remaining Number of Receivables	22,580		21,648

Adjusted Pool Balance	$113,156,004.68		$103,094,861.37

III. COLLECTIONS

Principal:
Principal Collections					$10,002,173.77
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$329,478.96
Total Principal Collections					$10,331,652.73

Interest:
Interest Collections					$493,239.82
Late Fees & Other Charges					$27,208.92
Interest on Repurchase Principal					$-
Total Interest Collections					$520,448.74

Collection Account Interest					$206.00
Reserve Account Interest					$115.37
Servicer Advances					$-

Total Collections					$10,852,422.84

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	47
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$10,852,422.84
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$10,852,422.84
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$95,533.79	$-	$95,533.79	$95,533.79
Collection Account Interest					$206.00
Late Fees & Other Charges					$27,208.92
Total due to Servicer					$122,948.71

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$201,532.23		$201,532.23

Total interest:		$201,532.23		$201,532.23	$201,532.23

Available Funds Remaining:					$10,527,941.90

3. Principal Distribution Amount:					$9,004,699.20

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,004,699.20
Class A Notes Total:		9,004,699.20		$9,004,699.20
Total Noteholders Principal				$9,004,699.20

4. Available Amounts Remaining to reserve account					1,523,242.70

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					1,523,242.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,484,538.60
Beginning Period Amount	$1,484,538.60
Current Period Amortization	$159,981.31
Ending Period Required Amount	$1,324,557.29
Ending Period Amount	$1,324,557.29
Next Distribution Date Required Amount	$1,175,868.00

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$14,446,341.76	$13,389,897.65	$13,389,897.65
Overcollateralization as a % of Adjusted Pool		12.77%	12.99%	12.99%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	47
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.21%	21,260	97.34%	$101,642,048.39
30 - 60 Days	1.46%	315	2.20%	$2,293,897.30
61 - 90 Days	0.29%	63	0.40%	$414,977.82
91 + Days	0.05%	10	0.07%	$68,495.15
		21,648		$104,419,418.66
Total
Delinquent Receivables 61 + days past due	0.34%	73	0.46%	$483,472.97
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.45%	102	0.62%	$715,504.89
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.58%	136	0.82%	$1,018,338.40
Three-Month Average Delinquency Ratio	0.46%		0.63%

Repossession in Current Period		20		$161,092.52
Repossession Inventory		35		$107,676.12

Charge-Offs
Gross Principal of Charge-Off for Current Period				$218,950.85
Recoveries				$(329,478.96)
Net Charge-offs for Current Period				$(110,528.11)

Beginning Pool Balance for Current Period				$114,640,543.28

Net Loss Ratio				-1.16%
Net Loss Ratio for 1st Preceding Collection Period				0.66%
Net Loss Ratio for 2nd Preceding Collection Period				0.82%
Three-Month Average Net Loss Ratio for Current Period				0.11%

Cumulative Net Losses for All Periods				$11,125,321.82
Cumulative Net Losses as a % of Initial Pool Balance				1.01%

Principal Balance of Extensions				$472,564.27
Number of Extensions				58

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